Deferred Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Share-based Compensation [Abstract]
Deferred compensation

Note 9: Deferred compensation

Restricted Stock Unit Plan

Prior to our emergence from bankruptcy, we had a Non-Officer Restricted Stock Unit Plan (the “RSU Plan”) in effect as an incentive plan for nonexecutive employees. The provisions under our RSU Plan are discussed in Note 11 —   Deferred compensation in Item 8. Financial Statements and Supplementary Data of our Annual Report on Form 10-K for the year ended December 31, 2016. As of January 1, 2017, there were 98,596 unvested and outstanding Restricted Stock Units with a weighted average grant date fair value of $7.18 per unit.

Due to the severe decline in commodity pricing, which has resulted in a steep decline in our estimated proved reserves, the estimated fair value per RSU as of January 1, 2017, was $0.00. All remaining unvested awards were cancelled upon our emergence from bankruptcy on the Effective Date.

2015 Cash Incentive Plan

We adopted the Long-Term Cash Incentive Plan (the “2015 Cash LTIP”) on August 7, 2015. The 2015 Cash LTIP provides additional cash compensation to certain employees of the Company in the form of awards that generally vest in equal annual increments over a four -year period. Since the awards do not vary according to the value of the Company’s equity, the awards are not considered “stock-based compensation” under accounting guidance. We accrue for the cost of each annual increment over the period service is required to vest. A summary of compensation expense for the 2015 Cash LTIP is presented below:

	Successor	Predecessor
	Period from March 22, 2017 through March 31, 2017	Period from January 1, 2017 through March 21, 2017	Three months ended March 31, 2016
2015 Cash LTIP expense (net of amounts capitalized)	$13	$5	$159
2015 Cash LTIP payments	—	17	42

On April 3, 2017, the Company awarded an additional $3,321 under the 2015 Cash LTIP.

2010 Equity Incentive Plan

We adopted the Chaparral Energy, Inc. 2010 Equity Incentive Plan (the “2010 Plan”) on April 12, 2010. The 2010 Plan reserved a total of 86,301 shares of our class A common stock for awards issued under the 2010 Plan. All of our or our affiliates’ employees, officers, directors, and consultants, as defined in the 2010 Plan, were eligible to participate in the 2010 Plan.

The awards granted under the 2010 Plan consisted of shares that were subject to service vesting conditions (the “Time Vested” awards) and shares that are subject to market and performance vested conditions (the “Performance Vested” awards). The material provisions under the 2010 Plan are discussed in “Note 11—Deferred compensation” in Item 8. Financial Statement and Supplementary Data of our Annual Report on Form 10-K for the year ended December 31, 2016.

As of result of our bankruptcy, the estimated fair value of our Time Vested restricted awards was $0.00 per share since the Petition Date. Furthermore, during the third quarter of 2016, we recorded a cumulative catch up adjustment of to reverse the aggregate compensation cost associated with our Performance Vested awards in order to reflect a decrease in the probability that requisite service would be achieved for these awards. Pursuant to our Reorganization Plan, all outstanding restricted shares were cancelled. As this cancellation was not accompanied by the concurrent grant of (or offer to grant) a replacement award or other valuable consideration, it was accounted for as a repurchase for no consideration. Accordingly, any previously unrecognized compensation cost was recognized at the cancellation date.

A summary of our restricted stock activity for the Predecessor period in 2017 is presented below:

	Time Vested			Performance Vested
	Weighted average grant date fair value	Restricted shares	Vest date fair value	Weighted average grant date fair value	Restricted shares
	($ per share)			($ per share)
Unvested and outstanding at January 1, 2017—Predecessor	$790.91	6,667		$277.33	21,475
Granted	$—	—		$—	—
Vested	$812.91	(2,602)	$—	$—	—
Forfeited	$785.70	(468)		$195.75	(986)
Cancelled	$775.66	(3,597)		$281.26	(20,489)

Unvested and outstanding at March 21, 2017—Predecessor	$—	—		$—	—

Stock-based compensation cost

Compensation cost is calculated net of forfeitures, which are estimated based on our historical and expected turnover rates. If our actual forfeiture rate is materially different from our estimate, the stock-based compensation cost could be different from what we have recorded in the current period.

A portion of stock-based compensation cost associated with employees involved in our acquisition, exploration, and development activities has been capitalized as part of our oil and natural gas properties. The remaining cost is reflected in lease operating and general and administrative expenses in the consolidated statements of operations. We recognized stock-based compensation expense as follows for the periods indicated:

	Successor	Predecessor
	Period from March 22, 2017 through March 31, 2017	Period from January 1, 2017 through March 21, 2017	Three months ended March 31, 2016
Stock-based compensation cost (credit)	$—	$194	$(898)
Less: stock-based compensation cost capitalized	—	(39)	(124)

Stock-based compensation expense (credit)	$—	$155	$(1,022)

Payments for stock-based compensation	$—	$—	$49

The credit for stock-based compensation for the three months ended March 31, 2016, was primarily a result of forfeitures from our workforce reduction in January 2016. As of March 31, 2017, and December 31, 2016, accrued payroll and benefits payable included $0 and $0, respectively, for stock-based compensation costs expected to be settled within the next twelve months. We did not have any unrecognized compensation cost as of March 31, 2017, as all previously outstanding equity based awards were cancelled.

Note 11: Deferred compensation

Phantom Stock Plan and Restricted Stock Unit Plan

Effective January 1, 2004, we implemented a Phantom Unit Plan, which was revised on December 31, 2008 as the Second Amended and Restated Phantom Stock Plan (the “Plan”), to provide deferred compensation to certain key employees (the “Participants”). Phantom stock may be awarded to Participants in total up to 2% of the fair market value of the Company. No Participant may be granted, in the aggregate, more than 5% of the maximum number of phantom shares available for award. Under the Plan, awards vest at the end of five years, but may also vest on a pro-rata basis following a Participant’s termination of employment with us due to death, disability, retirement or termination by us without cause. Also, phantom stock will vest if a change of control event occurs. Phantom shares are cash-settled within 120 days of the vesting date.

Effective March 1, 2012, we implemented a Non-Officer Restricted Stock Unit Plan (the “RSU Plan”) to create incentives to motivate Participants to put forth maximum effort toward the success and growth of the Company and to enable us to attract and retain experienced individuals who by their position, ability and diligence are able to make important contributions to the Company’s success. The RSU Plan is intended to replace the Phantom Plan.

Under the RSU plan, restricted stock units may be awarded to Participants in an aggregate amount of up to 2% of the fair market value of the Company. Under the RSU Plan, awards generally vest in equal annual increments over a three-year period. RSU awards may also vest following a Participant’s termination of employment in combination with the occurrence of a change of control event, as specified in the RSU Plan. RSU awards are cash-settled, generally within 120 days of the vesting date.

We did not grant any Phantom Unit or RSUs awards during 2016 and all remaining unvested awards were cancelled upon our emergence from bankruptcy on the Effective Date.

A summary of our phantom stock and RSU activity during the three years ended December 31, 2016 is presented in the following table:

	Phantom Plan			RSU Plan
	Weighted average grant date fair value	Phantom shares	Vest date fair value	Weighted average grant date fair value	Restricted Stock Units	Vest date fair value
	(per share)			(per share)
Unvested and outstanding at January 1, 2014	$17.01	53,162		$13.53	325,297
Granted	$—	—		$8.52	504,752
Vested	$12.61	(22,041)	$212	$13.96	(118,400)	$1,094
Forfeited	$19.95	(7,942)		$9.85	(142,489)

Unvested and outstanding at December 31, 2014	$20.18	23,179		$9.91	569,160
Granted	$—	—		$14.88	59,571
Vested	$24.48	(6,456)	$25	$10.73	(216,941)	$855
Forfeited	$18.33	(6,104)		$9.56	(141,904)

Unvested and outstanding at December 31, 2015	$18.62	10,619		$10.53	269,886
Granted	$—	—		$—	—
Vested	$18.39	(9,729)	$—	$9.01	(140,818)	$—
Forfeited	$21.09	(890)		$8.23	(30,472)

Unvested and outstanding at December 31, 2016		—		$7.18	98,596

Due to the severe decline in commodity pricing, which has resulted in a steep decline in our estimated proved reserves, the estimated fair value per phantom share and RSU as of December 31, 2016 is $0.00.

2015 Cash Incentive Plan

We adopted the Long-Term Cash Incentive Plan (the “2015 Cash LTIP”) on August 7, 2015. The 2015 Cash LTIP provides additional cash compensation to certain employees of the Company in the form of awards that generally vest in equal annual increments over a four-year period. Since the awards do not vary according to the value of the Company’s equity, the awards are not considered “stock-based compensation” under accounting guidance. We accrue for the cost of each annual increment over the period service is required to vest. Amounts related to our 2015 Cash LTIP are presented below:

	For the Year Ended December 31,
	2016	2015
Long-Term Cash Incentive Plan
Amount awarded	$—	$3,297
Expense	1,008	610
Payments	666	—

2010 Equity Incentive Plan

We adopted the Chaparral Energy, Inc. 2010 Equity Incentive Plan (the “2010 Plan”) on April 12, 2010. The 2010 Plan reserves a total of 86,301 shares of our class A common stock for awards issued under the 2010 Plan. All of our or our Affiliated Entities’ employees, officers, directors, and consultants, as defined in the 2010 Plan, are eligible to participate in the 2010 Plan.

The awards granted under the 2010 Plan consist of shares that are subject to service vesting conditions (the “Time Vested” awards) and shares that are subject to market and performance vested conditions (the “Performance Vested” awards). The Time Vested awards vest in equal annual installments over the five -year vesting period, but may also vest on an accelerated basis in the event of a transaction whereby CCMP Capital Investors II (AV-2), L.P., CCMP Energy I LTD., and CCMP Capital Investors (Cayman) II, L.P. (collectively “CCMP”) receive cash upon the sale of its class E common stock (a “Transaction” as defined in the restricted stock agreements). The Performance Vested awards vest in the event of a Transaction that achieves certain market targets as defined in the 2010 Plan. Any shares of Performance Vested awards not vested on a Separation Date (as defined in the 2010 Plan) will be forfeited as of the Separation Date.

Our 2010 Plan allows participants to elect, upon vesting of their Time Vested awards, to have us withhold shares having a fair market value greater than the minimum statutory withholding amounts for income and payroll taxes that would be due with respect to such vested shares. As a result of this provision, the Time Vested awards are classified as liability awards under accounting guidance and remeasured to fair value at the end of each reporting period. The Performance Vested awards are classified as equity awards and are not remeasured to fair value at the end of each reporting period subsequent to grant date.

Effective January 1, 2013, we amended and restated the Performance Vested awards to reflect that: (i) those shares which would vest if CCMP receives net cash proceeds from a Transaction that yields a return of at least 400% per share, or 20% of the Performance Vested awards then outstanding, were removed from the initial Performance Vested awards and an equal number of Time Vested shares were granted effective as of January 1, 2013; and (ii) the remaining number of Performance Vested shares outstanding were reallocated among five targets for vesting. Effective October 1, 2014, we terminated all outstanding grants of Performance Vested awards and issued new grants of Performance Vested awards to reflect that (i) a certain number of shares which would vest if CCMP receives net proceeds from a Transaction that yields a return of at least 350% per share were removed from the initial Performance Vested awards and an equal amount were granted effective as of October 1, 2014, as Time Vested awards; and (ii) the remaining number of shares subject to the previous Performance Vested awards were reallocated among three targets for vesting. These vesting targets will apply for any new grants of Performance Vested awards. As a result of these modifications, vesting requirements for all remaining Performance Vested awards are set at the following levels:

Return on investment target	Shares vested
175% per share	33% of shares multiplied by the Vesting Fraction
200% per share	33% of shares multiplied by the Vesting Fraction
250% per share	34% of shares multiplied by the Vesting Fraction

The modifications above changed the classification of the canceled and reissued awards from equity to liability instruments. The modifications in 2014 and 2013 both resulted in estimated incremental compensation cost of $8,536 and $4,322, which will be recognized over the remaining requisite service period using the accelerated method. Incremental compensation cost is measured as the excess of the fair value of the modified award over the fair value of the original award immediately before the modification, and is adjusted for changes in the fair value of the modified awards in each period until the awards are vested or forfeited.

Our bankruptcy filing in 2016 affected the valuation of our Time and Performance awards. Specifically, since our Reorganization Plan contemplates the cancellation of all existing common equity without any residual interest or consideration provided to the equity holders, the fair value of our Time and Performance awards was determined to be $0.00 per share as of the Petition Date. Prior to our bankruptcy, a combined income and market valuation methodology was used in the past to estimate the fair value of our common equity per share. The fair value of the Time Vested awards granted during 2015, and 2014 was considered to be equal to the estimated fair value of our common equity per share, net of a discount for lack of marketability of 25% and 20%, respectively. A control discount was not applied to the valuation pursuant to guidance released by the AICPA that discourages incorporating a control premium in the enterprise value used in valuing minority interest securities within an enterprise, except to the extent that such a premium reflects improvements to the business that a market participant would expect under current ownership.

The Monte Carlo simulation method was used to value the Performance Vested awards. A Monte Carlo simulation allows for the analysis of a complex security through statistical measures applied to a model that is simulated thousands of times to build distributions of potential outcomes. The variables and assumptions used in this calculation were as follows:

	2015			2014
Risk free interest rate	0.71%	to	1.44%	0.25%	to	1.48%
Expected volatility	71%	to	81%	52%	to	56%
Expected life			3 years			4 years
Expected dividends			$—			$—

Our expected volatility was calculated based on the average of the historical stock price volatility and the volatility implicit in the prices of the options or other traded financial instruments of our peer group. Our peer group consisted of the following oil and natural gas exploration and production companies in 2015: Cimarex Energy Co., Denbury Resources, Inc., Jones Energy, Inc., Laredo Petroleum Holdings, Inc., Midstates Petroleum Company, Inc., Resolute Energy Corporation, Bonanza Creek Energy, Inc. and Newfield Exploration Co. Our peer group in 2014 consisted of Cimarex Energy Co., Denbury Resources, Inc., Jones Energy, Inc., Laredo Petroleum Holdings, Inc., Midstates Petroleum Company, Inc., Pioneer Natural Resources Co., Resolute Energy Corporation, Sandridge Energy, Inc., Whiting Petroleum Corp. and Newfield Exploration Co.

A summary of our Time and Performance award activity during the three years ended December 31, 2016 is presented in the following table:

	Time Vested			Performance Vested
	Weighted average grant date fair value	Restricted shares	Vest date fair value	Weighted average grant date fair value	Restricted shares
	($ per share)			($ per share)
Unvested and outstanding at January 1, 2014	$634.67	19,246		$307.45	46,701
Granted	$818.50	5,245		$204.90	10,033
Vested	$643.55	(4,951)	$4,118	$—	—
Forfeited	$631.54	(3,045)		$264.54	(8,452)
Modified	$969.00	9,339		$296.69	(9,339)

Unvested and outstanding at December 31, 2014	$791.52	25,834		$292.92	38,943
Granted	$533.80	610		$113.90	599
Vested	$775.17	(8,468)	$4,497	$—	—
Forfeited	$774.21	(3,997)		$323.53	(11,094)

Unvested and outstanding at December 31, 2015	$795.13	13,979		$278.97	28,448
Granted		—			—
Vested	$798.85	(5,279)	$93	$—	—
Forfeited	$799.30	(2,033)		$283.99	(6,973)

Unvested and outstanding at December 31, 2016	$790.91	6,667		$277.33	21,475

During 2016, 2015, and 2014, respectively, we repurchased and canceled 2,597, 5,725, and 2,025 vested shares but we do not expect to repurchase any restricted shares prior to the cancellation of all Predecessor common stock upon our emergence from bankruptcy. Based on an estimated fair value of $0.00 per Time Vested restricted share, the aggregate intrinsic value of the unvested Time Vested restricted shares outstanding was $0 as of December 31, 2016.

Stock-based compensation cost

A portion of stock-based compensation cost associated with employees involved in our acquisition, exploration, and development activities has been capitalized as part of our oil and natural gas properties. The remaining cost is reflected in lease operating and general and administrative expenses in the consolidated statements of operations. We recognized stock-based compensation expense as follows for the years ended December 31:

	2016	2015	2014
Stock-based compensation cost	$(6,196)	$(2,169)	$6,235
Less: stock-based compensation cost capitalized	958	229	(2,346)

Stock-based compensation (credit) expense	$(5,238)	$(1,940)	$3,889

Recognized tax (expense) benefit associated with stock-based compensation	$—	$(229)	$1,452

During the third quarter of 2016, we recorded a cumulative catch up adjustment of $5,985 to reverse the aggregate compensation cost associated with our Performance Vested awards in order to reflect a decrease in the probability that requisite service would be achieved for these awards. Expense during 2016 was a credit as a result of the aforementioned catch up adjustment, forfeitures and the reduction in fair value of our liability-based awards. Payments for stock-based compensation were $49, $3,991, and $2,995 during 2016, 2015, and 2014, respectively. As of December 31, 2016 and 2015, accrued payroll and benefits payable included $0 and $81, respectively, for stock-based compensation costs expected to be settled within the next twelve months. The remaining unrecognized stock-based compensation cost of approximately $207 as of December 31, 2016 is expected to be recognized in its entirety upon the cancellation of all Predecessor common stock on the Effective Date.